Supplemental Cash Flow Information - Details of Income Taxes Paid (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Income Taxes [Line Items]
Operating activities	$ (42)	$ (49)	$ (150)	$ (146)
Investing activities		(121)		(137)
Total income taxes paid	$ (42)	$ (170)	$ (150)	$ (283)